PRINCIPAL ACCOUNTING POLICIES - RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average grant date fair value
Unrecognized compensation cost	$ 546
Weighted average recognized period	3 years 2 months 12 days
Restricted stock units (RSUs)
Number of Shares
Unvested at beginning year (in shares)	1,095,722	1,462,239	865,408
Granted (in shares)	87,465	15,664	1,183,094
Vested (in shares)	(471,773)	(285,375)	(492,825)
Forfeited (in shares)	(74,208)	(96,806)	(93,438)
Unvested at end of year (in shares)	637,206	1,095,722	1,462,239
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share)	$ 281.91	$ 263.28	$ 185.17
Granted (in dollars per share)	331.69	323.92	301.62
Vested (in dollars per share)	(261.48)	(191.21)	(223.00)
Forfeited (in dollars per share)	(294.08)	(274.71)	(237.69)
Unvested at end of year (in dollars per share)	$ 302.45	$ 281.91	$ 263.28
Unrecognized compensation cost	$ 69
Weighted average recognized period	6 months